Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Commitments and Contingencies [Abstract]
Commitments and contingencies

10. Commitments and contingencies

(a) Operating lease commitments

As of December 31, 2024, there were no unconditional purchase obligations, such as future lease payment under non-cancelable agreements, that have not been recognized on the balance sheet.

(b) Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no significant pending or threatened claims and litigation as of December 31, 2024 and through the issuance date of these consolidated financial statements.

11.	Commitments and contingencies

(a) Operating lease commitments

As of June 30, 2024, there were no unconditional purchase obligations, such as future lease payment under non-cancelable agreements, that had not been recognized on the balance sheet.

(b) Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no significant pending or threatened claims and litigation as of June 30, 2024 and through the issuance date of these consolidated financial statements.